Recent Accounting Pronouncements (Details) $ in Millions, $ in Millions	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)
Non-Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding borrowings under the revolving credit facility	$ 572	$ 723	$ 289	$ 368